EQUITY ACCOUNTED INVESTMENTS - Fair Value of Equity Accounted Investments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	$ 1,690	$ 1,273	$ 541
Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	60	53
Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	834	854
Publicly Listed
Disclosure Of Associates And Joint Ventures [Line Items]
Public price	558	454
Carrying value	373	379
Publicly Listed | Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Public price	39	38
Carrying value	0	0
Publicly Listed | Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Public price	519	416
Carrying value	$ 373	$ 379